Intangible asset (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost
Ending Balance	¥ 9,000	¥ 9,000	¥ 9,000
Accumulated Amortization
Amortization	0	1,000
Ending Balance	4,000	4,000	¥ 3,000
Carrying Amount	¥ 5,000	¥ 5,000